Dividends - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2014
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital stock	¥ 2,255,791
Capital surplus	1,195,831
Retained earnings	¥ 1,703,050
Description of dividend payment restrictions	In making a distribution of retained earnings, an entity must set aside in its legal reserve an amount equal to one-tenth of the amount of retained earnings so distributed, until its legal reserve reaches one-quarter of its capital stock.
Percentage of retained earnings set aside for legal reserve	10.00%
Legal reserve	¥ 1,200,033
Maximum amount available for dividends under Company Law and the Banking Law	¥ 1,696,034
Minimum Common Equity Tier 1 ratio required for capital adequacy purposes	4.50%	4.00%
Japan Gaap Additional Paid-in Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Legal reserve	¥ 1,195,683
Japan Gaap Retained Earnings
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Legal reserve	¥ 4,350